Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) - USD ($) $ in Thousands		Ordinary Shares Class A	Ordinary Shares Class B	Series Seed Preferred Shares	Additional Paid-in Capital	(Accumulated Deficit)/ Retained Earnings	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2023		$ 1	$ 1		$ 48,680	$ (31,345)	$ (517)	$ 16,820
Balance (in Shares) at Dec. 31, 2023	[1]	1,013,163	642,043
Net loss						(5,886)		(5,886)
Share-based compensation expense					3,457			3,457
Share-based compensation expense (in Shares)		97,744
Foreign currency translation adjustment							(25)	(25)
Balance at Dec. 31, 2024		$ 1	$ 1		52,137	(37,231)	(542)	14,366
Balance (in Shares) at Dec. 31, 2024	[1]	1,110,907	642,043
Net loss						(6,454)		(6,454)
Share-based compensation expense		$ 1			25			26
Share-based compensation expense (in Shares)	[1]	79,410
Other						(568)		(568)
Spin-off adjustment to parent					30	(30)
Foreign currency translation adjustment							29	29
Balance at Dec. 31, 2025		$ 2	$ 1		$ 52,192	$ (44,283)	$ (513)	$ 7,399
Balance (in Shares) at Dec. 31, 2025	[1]	1,190,317	642,043

[1]	The shares and per share data are presented on a retroactive basis to reflect the reverse stock split.